Submission	Aug. 09, 2024
Submission [Line Items]
Central Index Key	0001587732
Registrant Name	ONE GAS, INC.
Registration File Number	333-269966
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES